Borrowings - Details of Borrowings with Original Maturity over One Year (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 53,570	¥ 46,441
Less: borrowings due within one year classified as current liabilities	(19,126)	(8,087)
Borrowings	34,444	38,354
RMB [member] | Corporate bond - Fixed interest rate at 2.95% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	1,024	7,666
RMB [member] | Convertible bond - Fixed interest rate (Note 27(ii))
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	5,250	4,992
RMB [member] | Medium-term notes - Fixed interest rates at 2.44%~3.28% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	21,207	18,225
RMB [member] | Fixed interest rates at 1.20%~3.30% per annum as at December 31, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	22,667	12,483
RMB [member] | Floating interest rates at 65%~70% of benchmark interest rate (stipulated by PBOC) as at December 31, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 3,422	¥ 3,075